Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment [Line Items]
Less: accumulated depreciation		$ (6,906,788)	$ (3,983,276)
Property and equipment, net	$ 32,894,047	33,629,770	34,298,383
Office buildings [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross		22,082,349	21,679,642
Land [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross		5,000,000	5,000,000
Building Improvements [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross		2,186,959	2,190,569
Leasehold Improvements [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross		3,077,471	2,930,706
Office Equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross		2,287,029	2,229,709
Electronic equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross		3,522,767	2,817,121
Site improvements [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross		1,265,886	1,114,362
Construction in Progress [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross		$ 1,114,097	$ 319,550